Related party disclosure	12 Months Ended
Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party disclosure
46.
Related party disclosure

Names of related parties and related party relationship

The names of related parties with whom transactions have taken place during the year and description of relationship as identified by the management are described below. There is no entity that has control over the Company.

i)
Entities with significant influence on RPPL

GS Wyvern Holdings Limited (till August 22, 2021)

ii)
Entities owned or significantly influenced by key management personnel or their relatives

Wisemore Advisory Private Limited

ReNew Foundation

iii)
Entities under joint control (refer Note 55)

3E NV and 3E Renewable Energy Software and Services Private Limited (with effect from December 14, 2022)

Aalok Solarfarms Limited (till December 31, 2020)*

Heramba Renewables Limited (till December 31, 2020)*

Shreyas Solarfarms Limited (till December 31, 2020)*

Abha Solarfarms Limited (till December 31, 2020)*

*These companies ceased to exist as entities under joint control with effect from January 1, 2021 as control was established from this date. These four entities have been consolidated in the Group's financial statements with effect from January 1, 2021.

iv)
Terms and conditions of transactions with related parties

The transactions with related parties are made at arm’s length prices. Outstanding balances at the year-end are unsecured and interest free (other than interest carrying loan balances) and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the year ended March 31, 2023, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken on a forward-looking basis at each reporting period end through examining the historical information and financial position of the related party that is adjusted to reflect current conditions of market in which the related party operates.

v)
Remuneration to Key Management Personnel and their relatives

	For the year ended March 31,
Remuneration to Key Management Personnel	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Short-term benefits	137	245	280	3
Share based payments	150	2,291	2,085	25
Post-employment benefits	11	5	6	0
	298	2,541	2,372	29
Payment to non-executive directors (includes Directors sitting fee and commission)	18	76	67	1

During the year ended March 31, 2023, the Company has granted 4,087,354 options (March 31, 2022: 36,085,265 options) to key management personnel under 2021 Incentive Award plan (refer Note 43).

Key Management Personnel (KMP) are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including any director (whether executive or otherwise).

	For the year ended March 31,
Other related party	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Remuneration to relatives of KMP#	20	41	58	1

# relative of the Director and Chief Executive Officer of the Company

vi)
Details of transactions with entities having significant influence on RPPL

	GS Wyvern Holdings Limited
Transactions during the year ended March 31,	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Interest expense on compulsorily convertible preference shares outstanding	1,165	—	—	—
Compulsorily convertible preference shares converted to equity	—	9,222	—	—

	GS Wyvern Holdings Limited
Balances as at year end March 31,	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Compulsorily convertible preference shares outstanding	8,899	—	—	—

vii)
Details of transactions and balances with entities under joint control

Transactions during the year end March 31,	Heramba Renewables Limited			Aalok Solarfarms Limited
	2021	2022	2023	2021	2022	2023
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Unsecured loan received	221	—	—	114	—	—
Unsecured loan repaid	4	—	—	—	—	—
Interest expense on unsecured loan received	6	—	—	—	—	—
Expenses incurred on behalf of the related party	23	—	—	11	—	—
Expenses incurred on behalf by the related party	—	—	—	0	—	—
Income from management shared services	5	—	—	2	—	—
Income from operation and maintenance services	8	—	—	4	—	—
Interest income on compulsorily convertible debentures	17	—	—	8	—	—
Interest expense on unsecured loan received	—	—	—	3	—	—

Transactions during the year end March 31,	Shreyas Solarfarms Limited			Abha Solarfarms Limited
	2021	2022	2023	2021	2022	2023
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Unsecured loan received back	5	—	—	—	—	—
Unsecured loan received	222	—	—	105	—	—
Unsecured loan repaid	11	—	—	—	—	—
Expenses incurred on behalf of the related party	23	—	—	12	—	—
Expenses incurred on behalf by the related party	0	—	—	—	—	—
Interest income on unsecured loan given	0	—	—	—	—	—
Income from operation and maintenance services	8	—	—	4	—	—
Interest expense on unsecured loan received	6	—	—	4	—	—
Interest income on compulsorily convertible debentures	17	—	—	8	—	—
Income from management shared services	4		—	2	—	—

	3E NV
Transactions during the year end March 31,	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Unsecured loan given	—	—	55	1
	3E Renewable Energy Software and Services Private Limited
Transactions during the year end March 31,	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
O&M services received	—	—	11	0

	3E NV
Balance as at March 31,	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Unsecured loan receivable	—	—	55	1

	3E Renewable Energy Software and Services Private Limited
Balance as at March 31,	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Trade payable	—	—	5	0

viii)
Transactions with other related parties

	ReNew Foundation
Transactions during the year ended March 31,	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Contribution for activities related to corporate social responsibility	0	0	22	0

Transactions during the year ended March 31,	KMP
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Put options exercised during the year (refer Note 21)	—	—	980	12

Balances as at March 31,	KMP
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Salary advance	11	—	—	—

a)
Financial guarantees

During January 2021, RPPL had provided financial guarantee on the loans obtained by the shareholder, Wisemore Advisory Private Limited amounting to INR 4,900, being the maximum Group exposure, towards non-convertible debentures for a 7-month period. In the event of default, the Group will have to repay the non-convertible debentures. The Group has not received any consideration for guarantee given. The Group had initially measured financial guarantee at fair value amounting INR 121 with corresponding amount recognised in equity as distributions to equity shareholder. The said guarantee was revoked in August 2021.

According to Group’s policy, amortisation is calculated on straight-line basis until maturity of the contract. During the year ended March 31, 2023, an amortisation of INR Nil (March 31, 2022: 78; March 31, 2021: INR 43) has been recognised under head "other income" in the statement of profit or loss. The carrying amounts of the related financial guarantee contracts recognised in the consolidated financial statements is INR Nil (March 31, 2022: Nil; March 31, 2021: INR 78). The amount of loss allowance as at March 31, 2021 was lower than the fair value of financial guarantee initially recognised less cumulative amortisation, therefore no loss allowance was recognised in profit or loss for the financial guarantee contract.

b)
Put option with non controlling interest

During the year ended March 31, 2022, the Company had granted an option to the CEO, to purchase his entire shareholding in RPPL, which was held directly or indirectly by him. As per the terms of option, the Company is required to purchase for cash the said shares in RPPL at a 30 days weighted price of the Company with conversion ratio of 1:0.8289 subject to a maximum of USD 12 per annum. The outstanding liability on this account as at March 31, 2023 is INR 5,409 (March 31, 2022: INR 9,546). During the year ended March 31, 2023, 2,037,252 options (March 31, 2022: Nil) were exercised at weighted price of the Company shares over 30 trading days of $5.89/ share amounting to USD 12 (INR 980).